Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Trade receivables		$ 7,625	$ 4,571
Other receivables, deposits and prepayments		22,872	21,665
Cash and cash equivalents		50,388	49,883
Total current assets		80,885	92,819
NON-CURRENT ASSETS:
Plant and equipment, net		1,120,743	1,300,820
Right-of-use assets, net	[1]	415,003	408,699
Goodwill			64,578
Total non-current assets		1,535,746	1,774,097
TOTAL ASSETS		1,616,631	1,866,916
CURRENT LIABILITIES:
Trade payables		804	505
Amount owing to directors		1,259,875	1,069,384
Accrued expenses and other payables		2,483,605	1,772,914
Lease liabilities		19,572	20,160
Provision for taxation		31	31
Total current liabilities		4,167,387	3,266,494
NON-CURRENT LIABILITIES:
Lease liabilities		504,934	463,944
Total non-current liabilities		504,934	463,944
TOTAL LIABILITIES		4,672,321	3,730,438
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Common Shares, $0.0001 par value, 100,000,000,000 shares authorized, 229,000,001 and 100 shares issued and outstanding as of Dec 31, 2024 and Dec 31, 2023 respectively		22,900	22,900
Additional paid-in capital		315,213	315,213
Irredeemable convertible preference shares		973,092	973,092
Merger reserve		(1,726)	(1,726)
Comprehensive loss		(91,503)	(44,149)
Accumulated losses		(4,261,240)	(3,153,565)
Non-controlling interest		(12,426)	24,713
Total stockholders’ equity		(3,055,690)	(1,863,522)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		1,616,631	1,866,916
Related Party [Member]
CURRENT ASSETS:
Amount due from related parties			16,700
CURRENT LIABILITIES:
Amount due to related party	[2]	$ 403,500	$ 403,500

[1]	Operating lease right-of-use assets are measured at a cost of $510,430 and $466,296 and less accumulated amortization of $95,427 and $57,597 as of December 31, 2024, and 2023, respectively.
[2]	As of December 31, 2024, the amount due to related party of $403,500 being loan from the Company’s shareholder, See Unicorn Ventures Limited. See Unicorn Ventures Limited has undertaken that any withdrawal or recall of the amount extended to the Company, if any, will not be made to the extent that such action would affect the Company’s ability to continue as a going concern.